Events after the reporting period	12 Months Ended
Dec. 31, 2023
Events after the reporting period
Events after the reporting period

33.  Events after the reporting period

Shut down of the subsidiaries

As at the date of issue of these consolidated financial statements GDEV Inc. the sole Member of Dragon Machines Ltd has an intention to close all the projects currently being developed by the Company and proceed with the shut down of the Company in 2024. The management is also planning to shut down Nexters Studio Portugal, Unipersonal LDA and Flow Research S.L. in 2024. The management has assessed the effect of shutting down the mentioned subsidiaries as not material for the Group.

New loans to Castcrown Ltd and Levelapp Ltd

Based on the new convertible note agreement signed on February 15, 2024 the Group acquired additional tranche of the Castcrown Ltd's convertible notes in the amount of 900 at an interest of 7% p.a. with the due date on May 31, 2025. On the same date deed of amendment was concluded for the previously issued convertible notes where the deadline for meeting the performance targets was changed to May 31, 2025. On February 16, 2024 the Group acquired additional notes of LEVELAPP Ltd amounting to 312 based on convertible loan agreement.

Tender offer

On December 19, 2023 GDEV Inc announced the commencement of a tender offer by the Company to purchase for cash a minimum of 15,000,000 of its ordinary shares, no par value per ordinary share (the “Minimum Tender Condition”), up to a maximum of 20,000,000 shares, at a purchase price of $2.00 per share, net to the seller in cash, without interest, less any applicable withholding taxes, using funds available from cash and cash equivalents. The tender offer, proration period and withdrawal rights expired on January 18, 2024.

Shares acquired pursuant to the tender offer will be held by the Company as treasury shares, and will remain available for the Company to issue in the future. In particular, subsequent to the completion of the tender offer, the Company intends to reintroduce all or a portion of the shares tendered in the tender offer into the securities markets with the aim to bolster the trading liquidity of the shares by increasing its public float.

In accordance with the terms and conditions of the tender offer listed above, and based on the final results reported by the Depositary, the Company has accepted for purchase 16,554,256 shares through the tender offer at a price of $2.00 per share, for an aggregate cost of approximately 33,109, excluding fees relating to the tender offer.

Cubic Games Ltd's sellers put option exercise notice

In February, 2024 certain sellers of Cubic Games Ltd, i.e. Fat Slice Ltd, True Solutions Investments Ltd and Orly Holdings Ltd issued repurchase notices as per SPA for the total number of shares 1,016,008 for 10$ per share. Based on these notices the Group repurchased the shares in February of 2024.